PROMISSORY NOTES	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stardust Power Inc [Member]
Restructuring Cost and Reserve [Line Items]
PROMISSORY NOTES

NOTE 8 – PROMISSORY NOTES

In March 2023, the Company entered into unsecured notes payable with three related parties as described in Note 12. These notes payable provided the Company the ability to draw up to $1,000,000, in aggregate: $160,000 until December 31, 2023 and $840,000 until December 31, 2025. These loan facilities accrue interest, compounding semi-annually, at the long-term semiannual Applicable Federal Rate, as established by the Internal Revenue Service, which effectively was 3.71%.

As at March 31, 2024, the Company had $840,000 available to draw.

NOTE 8 — PROMISSORY NOTES

In March 2023, the Company entered into unsecured notes payable with three related parties as described in Note 15. These notes payable provided the Company the ability to draw up to $1,000,000, in aggregate: $160,000 until December 31, 2023 and $840,000 until December 31, 2025. These loan facilities accrue interest, compounding semi-annually, at the long-term semiannual Applicable Federal Rate, as established by the Internal Revenue Service, which effectively was 3.71%.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 8 — PROMISSORY NOTES (cont.)

As at December 31, 2023, the Company had $1,000,000 available to draw, which subsequent to the year reduces to $840,000 to draw.